Financial Assets And Liabilities - Additional Information (Detail) - USD ($)							12 Months Ended
		Oct. 04, 2022	May 05, 2022	Feb. 13, 2019	Aug. 15, 2017	Aug. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Jul. 21, 2022	Jun. 27, 2022	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Inflation wholesale price index							300.00%	216.00%
Average interest rate							57.00%	40.00%
Cashless exercises of warrant	[1]						$ 32,144,000
Number of shares outstanding		3,215,483					88,406,480	88,629,879			87,851,288	87,133,506
Refinance debt period			2 years
Central Bank of Argentina [Member] | Communiqu A 7507, as supplemented [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of available foreign exchange market on principal due			40.00%
Percentage of remaining debt principal portion			60.00%
Central Bank of Argentina [Member] | Communiqu A 7532, as supplemented [Member]
Disclosure of detailed information about financial instruments [line items]
Minimum annual cap for payments to creditors									$ 100,000,000	$ 50,000,000
USD
Disclosure of detailed information about financial instruments [line items]
variable interest rate							4.55%	4.81%
ARS
Disclosure of detailed information about financial instruments [line items]
variable interest rate							36.31%	35.55%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Indebtedness subject to variable interest rates							9.00%	16.00%
Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of argentine peso depreciated							72.00%	22.00%
Series A warrants [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued				5,000,000	65,000,000
Warrants issued, exercise price per share				$ 11.5	$ 11.5
Proceeds From Issuance Of Warrants					$ 18,000
Series A warrants [member] | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input								0.10%
Amount of increase in Financial Obligation								$ 277,000
Percentage of decrease in unobersrvable input								0.10%
Amount of decrease in Financial Obligation								$ 258,000
Series A warrants [member] | Annualized volatility [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input								50.00%
Amount of increase in Financial Obligation								$ 135,000
Percentage of decrease in unobersrvable input							0.50%
Amount of decrease in Financial Obligation								$ 133,000
Series A warrants [member] | Sponsor [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued						29,680,000
Warrants issued, exercise price per share						$ 11.5
Proceeds From Issuance Of Warrants						$ 14,840,000
Series A Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Cashless exercises of warrant		$ 32,894,000
Shares issued on exercise of warrants		3,215,483
Number of shares outstanding							2,038,643
Notes Program [member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities							$ 800,000,000

[1]	See Note 21.